Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	Year Ended December 31,
(in thousands)	2023	2022

Operating lease cost	$536	$692
Variable lease cost	13	9
Sublease income	(44)	-
Total lease cost	$505	$701

Other Information
Operating cash flows used for operating leases	$559	$730
Weighted average remaining lease term (in years)	3.2	4.1
Weighted average incremental borrowing rate	7.07%	7.08%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
(in thousands)	December 31, 2023

2024	$531
2025	570
2026	581
2027	97
Total lease payments	1,779
Less imputed interest	(182)
Total operating lease liabilities	$1,597